Impairment reviews (Tables)	12 Months Ended
Dec. 31, 2025
Impairment Of Assets [Abstract]
Summary of Goodwill allocated to each of the CGU's	The impairment testing resulted in an impairment loss of $63.9 million (2024: $39.6 million) split as follows:

	2025 $ 'millions	2024 $ 'millions	2023 $ 'millions
Intangible assets	39.9	30.7	—
Goodwill	18.0	7.6	37.6
Property, plant and equipment	0.5	1.3	—
Right-of-use assets	0.3	—	—
Prepayments	5.2	—	—
Total[1]	63.9	39.6	37.6
[1] This impairment total relates specifically to the DGC operations. Additional impairments across the Group unrelated to the DGC operations amounting to $4.4 million have also been recognized during the period ended December 31, 2025. The goodwill that was impaired for DGC has been derecognized and is reflected as a disposal in note 9 - Intangible assets. All the assets of DGC that were fully impaired have been derecognized in 2025.

Summary of Key Assumptions used in the Estimation of the Recoverable Amount
The following values were attributed to the key assumptions:

10	Impairment reviews (continued)

10.2	Annual impairment review (continued)
As at December 31, 2025:

	Betway	Jumpman
Pre-tax discount rate	21.7%	17.1%
Long-term growth rate	2.0%	2.0%
As at December 31, 2024:

	Betway	Jumpman	DGC
Pre-tax discount rate	26.9%	18.6%	26.9%
Long-term growth rate	2.0%	2.0%	2.0%

Summary of Regulatory Risks	To reflect regulatory and business risks specific to the CGUs, a specific equity risk premium was added to the discount rate, where the future cash flows have not been adjusted, as follows:

	Betway	Jumpman	DGC
Specific equity risk premium	1.5%	2.0%	11.0%